Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Accrued financial penalties payable	$ 2.5	$ 1.5
Unrecognized contingent asset	$ 2.0
Description of settlement agreement	A receivable for the $2 million will not be recognized until written confirmation of payment is received from the insurers.
Receivable to be recognized until written confirmation of payment is received from insurers	$ 2.0